Eaton Vance
Focused Growth Opportunities Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Beverages — 1.2%
Coca-Cola Co.	18,916	$ 1,363,844
		$ 1,363,844
Broadline Retail — 7.8%
Amazon.com, Inc.(1)	43,327	$ 8,882,468
		$ 8,882,468
Building Products — 1.1%
AAON, Inc.	12,589	$ 1,212,195
		$ 1,212,195
Capital Markets — 5.1%
Blue Owl Capital, Inc.	97,172	$ 1,815,173
S&P Global, Inc.	3,085	1,582,173
Tradeweb Markets, Inc., Class A	16,648	2,404,804
		$ 5,802,150
Commercial Services & Supplies — 2.5%
Copart, Inc.(1)	19,612	$ 1,009,626
Waste Connections, Inc.	9,157	1,804,753
		$ 2,814,379
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	13,881	$ 1,202,650
		$ 1,202,650
Consumer Staples Distribution & Retail — 2.9%
BJ's Wholesale Club Holdings, Inc.(1)	14,940	$ 1,691,357
Walmart, Inc.	16,464	1,625,326
		$ 3,316,683
Electrical Equipment — 1.8%
AMETEK, Inc.	11,213	$ 2,004,212
		$ 2,004,212
Entertainment — 4.2%
Netflix, Inc.(1)	3,965	$ 4,786,667
		$ 4,786,667
Security	Shares	Value
Financial Services — 2.2%
Shift4 Payments, Inc., Class A(1)(2)	26,288	$ 2,491,839
		$ 2,491,839
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.(1)	3,766	$ 2,080,112
		$ 2,080,112
Health Care Providers & Services — 2.0%
Humana, Inc.	4,321	$ 1,007,354
McKesson Corp.	1,825	1,313,106
		$ 2,320,460
Interactive Media & Services — 11.4%
Alphabet, Inc., Class C	38,650	$ 6,680,653
Meta Platforms, Inc., Class A	9,637	6,239,861
		$ 12,920,514
IT Services — 1.5%
Gartner, Inc.(1)	3,839	$ 1,675,416
		$ 1,675,416
Pharmaceuticals — 2.2%
Eli Lilly & Co.	3,459	$ 2,551,600
		$ 2,551,600
Professional Services — 1.6%
TransUnion	21,296	$ 1,823,576
		$ 1,823,576
Real Estate Management & Development — 0.8%
FirstService Corp.	5,040	$ 883,991
		$ 883,991
Semiconductors & Semiconductor Equipment — 19.8%
Broadcom, Inc.	28,979	$ 7,014,947
Lam Research Corp.	29,955	2,420,064
NVIDIA Corp.	96,699	13,066,936
		$ 22,501,947
Software — 16.8%
Adobe, Inc.(1)	1,028	$ 426,712
Fair Isaac Corp.(1)	1,157	1,997,306
Fortinet, Inc.(1)	18,464	1,879,266
Intuit, Inc.	2,664	2,007,244

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	24,485	$ 11,271,915
Nutanix, Inc., Class A(1)	19,768	1,516,008
		$ 19,098,451
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	5,574	$ 1,272,377
TJX Cos., Inc.	23,004	2,919,208
		$ 4,191,585
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	40,275	$ 8,089,234
		$ 8,089,234
Total Common Stocks (identified cost $50,736,754)		$112,013,973

Short-Term Investments — 3.1%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(3)	1,638,083	$ 1,638,083
Total Affiliated Fund (identified cost $1,638,083)		$ 1,638,083

Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(4)	1,820,543	$ 1,820,543
Total Securities Lending Collateral (identified cost $1,820,543)		$ 1,820,543
Total Short-Term Investments (identified cost $3,458,626)		$ 3,458,626
Total Investments — 101.7% (identified cost $54,195,380)		$115,472,599
Other Assets, Less Liabilities — (1.7)%		$ (1,895,937)
Net Assets — 100.0%		$113,576,662
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2025. The aggregate market value of securities on loan at May 31, 2025 was $2,466,909 and the total market value of the collateral received by the Fund was $2,465,742, comprised of cash of $1,820,543 and U.S. government and/or agencies securities of $645,199.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at May 31, 2025.
Affiliated Investments
At May 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,638,083, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$792,629	$3,324,837	$(2,479,383)	$ —	$ —	$1,638,083	$12,513	1,638,083
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$112,013,973*	$ —	$ —	$112,013,973
Short-Term Investments:
Affiliated Fund	1,638,083	—	—	1,638,083
Securities Lending Collateral	1,820,543	—	—	1,820,543
Total Investments	$115,472,599	$ —	$ —	$115,472,599
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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